CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) $ in Thousands	Dec. 31, 2023 USD ($) variable_interest_entity	Dec. 31, 2022 USD ($)
Variable Interest Entity [Line Items]
Long-term debt	$ 2,163,688	$ 2,213,636
Current portion of debt	432,918	921,270
Vessels under finance lease, net	573,454	614,763
Finance lease liability, current portion	$ 419,341	$ 53,655
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	34
VIEs with sales-type leases, direct financing leases, and leaseback assets | variable_interest_entity	7
Net investment in lease	$ 43,000
Unearned lease income	3,100
Residual value of leased asset	31,200
Long-term debt	32,500
Current portion of debt	$ 5,000
VIEs, number with operating lease assets | variable_interest_entity	24
Operating lease, right-of-use asset	$ 885,200
Operating lease liability	572,100
Operating lease liability, current	$ 66,400
VIEs, number with finance lease assets | variable_interest_entity	3
Vessels under finance lease, net	$ 229,100
Finance lease liability, current portion	$ 168,800